Primary and secondary segments reporting - Schedule of reconciliation of consolidated profit after tax to operating profit before tax (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of statutory results to underlying results
Net interest income		€ 46,668.0	€ 43,261.0	€ 38,619.0
Net fee income		13,010.0	12,057.0	11,790.0
Gains (losses) on financial transactions		2,273.0	2,633.0	1,653.0
Other operating income		(75.0)	(528.0)	55.0
Total income		61,876.0	57,423.0	52,117.0
Administrative expenses, depreciation and amortisation		(26,034.0)	(25,425.0)	(23,903.0)
Net operating income		35,842.0	31,998.0	28,214.0
Net loan-loss provisions		(12,685.0)	(12,932.0)	(10,836.0)
Other gains (losses) and provisions		(4,130.0)	(2,607.0)	(2,128.0)
Operating profit/(loss) before tax	€ 6,549.0	19,027.0	16,459.0	15,250.0
Tax on profit	€ (373.0)	(5,283.0)	(4,276.0)	(4,486.0)
Profit/(loss) from continuing operations		13,744.0	12,183.0	10,764.0
Profit from discontinued operations (net)		0.0	0.0	0.0
Profit/(loss) for the year		13,744.0	12,183.0	10,764.0
Non-controlling interests		(1,170.0)	(1,107.0)	(1,159.0)
Attributable profit to the parent		12,574.0	11,076.0	9,605.0
Provision (release) of provision corresponding to results from commitments and contingent risks		41.0	(24.0)	(27.0)
Adjustments
Reconciliation of statutory results to underlying results
Net interest income		0.0	0.0	0.0
Net fee income		0.0	0.0	0.0
Gains (losses) on financial transactions		0.0	0.0	0.0
Other operating income		335.0	224.0	37.0
Total income		335.0	224.0	37.0
Administrative expenses, depreciation and amortisation		0.0	0.0	0.0
Net operating income		335.0	224.0	37.0
Net loan-loss provisions		352.0	474.0	327.0
Other gains (losses) and provisions		(687.0)	(459.0)	(364.0)
Operating profit/(loss) before tax		0.0	239.0	0.0
Tax on profit		0.0	(213.0)	0.0
Profit/(loss) from continuing operations		0.0	26.0	0.0
Profit from discontinued operations (net)		0.0	0.0	0.0
Profit/(loss) for the year		0.0	26.0	0.0
Non-controlling interests		0.0	(26.0)	0.0
Attributable profit to the parent		0.0	0.0	0.0
Underlying results
Reconciliation of statutory results to underlying results
Net interest income		46,668.0	43,261.0	38,619.0
Net fee income		13,010.0	12,057.0	11,790.0
Gains (losses) on financial transactions		2,273.0	2,633.0	1,653.0
Other operating income		260.0	(304.0)	92.0
Total income		62,211.0	57,647.0	52,154.0
Administrative expenses, depreciation and amortisation		(26,034.0)	(25,425.0)	(23,903.0)
Net operating income		36,177.0	32,222.0	28,251.0
Net loan-loss provisions		(12,333.0)	(12,458.0)	(10,509.0)
Other gains (losses) and provisions		(4,817.0)	(3,066.0)	(2,492.0)
Operating profit/(loss) before tax		19,027.0	16,698.0	15,250.0
Tax on profit		(5,283.0)	(4,489.0)	(4,486.0)
Profit/(loss) from continuing operations		13,744.0	12,209.0	10,764.0
Profit from discontinued operations (net)		0.0	0.0	0.0
Profit/(loss) for the year		13,744.0	12,209.0	10,764.0
Non-controlling interests		(1,170.0)	(1,133.0)	(1,159.0)
Attributable profit to the parent		12,574.0	11,076.0	9,605.0
Provision (release) of provision corresponding to results from commitments and contingent risks		€ 41.0	€ (24.0)	€ (27.0)